SHORT TERM INVESTMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
OTTI loss, held-to-maturity investments	$ 0
OTTI loss, available-for-sale investments	$ 0
Maximum [Member]
Derivative, Remaining Maturity	35 days
Derivative, Fixed Interest Rate	6.00%
Minimum [Member]
Derivative, Remaining Maturity	30 days
Derivative, Fixed Interest Rate	4.89%